Loans (Details 4) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 8,311	$ 11,037
Loans Not Past Due	265,878	248,994
Total	274,189	260,031
Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,325	4,640
30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,986	6,397
One-to four-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7,233	9,689
Loans Not Past Due	199,842	188,247
Total	207,075	197,936
One-to four-family [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,051	4,496
One-to four-family [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,182	5,193
Multi-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	792
Loans Not Past Due	14,321	15,678
Total	15,113	15,678
Multi-family [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	792
Multi-family [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans Not Past Due	5,055	2,398
Total	5,055	2,398
Construction [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Construction [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans Not Past Due	677	1,304
Total	677	1,304
Land [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Land [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Farm [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		539
Loans Not Past Due	2,295	1,523
Total	2,295	2,062
Farm [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Farm [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		539
Nonresidential real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	269	768
Loans Not Past Due	32,144	28,443
Total	32,413	29,211
Nonresidential real estate [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		133
Nonresidential real estate [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	269	635
Commercial and industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans Not Past Due	1,917	2,540
Total	1,917	2,540
Commercial and industrial [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial and industrial [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans on deposits [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans Not Past Due	1,470	1,607
Total	1,470	1,607
Loans on deposits [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans on deposits [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Home equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14	28
Loans Not Past Due	7,589	6,825
Total	7,603	6,853
Home equity [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	11
Home equity [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	17
Unsecured [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	13
Loans Not Past Due	505	387
Total	508	400
Unsecured [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3
Unsecured [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		13
Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans Not Past Due	63	42
Total	63	42
Automobile [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Automobile [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due